STATUTORY FINANCIAL INFORMATION - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statutory Accounting Practices [Line Items]
Consolidated statutory policyholders' surplus	$ 5,269.2	$ 5,073.0
Statutory net income	1,001.7	1,049.1	1,300.8
Consolidated statutory policyholders' surplus, net admitted assets of insurance subsidiaries and affiliate that are required to meet minimum statutory surplus requirements in such entities' states of domicile	472.6
Aggregate cash dividends paid to the parent company by subsidiaries	874.9
Maximum aggregate dividend amount subsidiaries could pay without prior approval from regulatory authorities	$ 1,195.8